Note 17 - Tangible assets- Branches by geographic location (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking Activity in Spain [Member]
Branches By Geographical Location Line Items
Total Branches	2,840	3,019	3,303
United States [Member]
Branches By Geographical Location Line Items
Total Branches	646	651	676
Mexico [Member]
Branches By Geographical Location Line Items
Total Branches	1,836	1,840	1,836
Turkey [Member]
Branches By Geographical Location Line Items
Total Branches	1,066	1,095	1,131
South America [Member]
Branches By Geographical Location Line Items
Total Branches	1,543	1,631	1,667
Rest Of Eurasia [Member]
Branches By Geographical Location Line Items
Total Branches	32	35	47
Total assets BBVA Group [Member]
Branches By Geographical Location Line Items
Total Branches	7,963	8,271	8,660